Fair Value Measurement - Schedule of Financial Assets Measured at Fair Value (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Warrant liability		$ 4,189,388
Contingent consideration		605,223
Total		4,794,611
Fair Value, Inputs, Level 1 [Member]
Warrant liability
Contingent consideration
Total
Fair Value, Inputs, Level 2 [Member]
Warrant liability
Contingent consideration
Total
Fair Value, Inputs, Level 3 [Member]
Warrant liability		4,189,388
Contingent consideration		605,223
Total		$ 4,794,611